Cover	Nov. 09, 2021	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	PFSWEB INC
Entity Central Index Key	0001095315
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PFSW
Security Exchange Name	NASDAQ
Entity File Number	000-28275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2837058
Entity Address, Address Line One		505 MILLENNIUM DRIVE
Entity Address, City or Town		ALLEN
Entity Address, State or Province		TX
Entity Address, Postal Zip Code	75013
City Area Code		972
Local Phone Number		881-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false